NET EARNINGS (LOSS) PER SHARE - Disclosure of earnings per share (Details) - CAD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
For the computation of basic net earnings, Weighted number of shares	68,634	45,616	69,427	46,112
For the computation of basic net earnings, Net loss attributable to equity holders of the Company	$ (18,665)	$ (4,630)	$ (28,117)	$ (125)
Effect of potential dilutive Ordinary shares - Warrants, Weighted number of shares	3,077	0	1,809	0
Effect of potential dilutive Ordinary shares - Warrants, Net loss attributable to equity holders of the Company	$ (3,028)	$ (5,642)	$ (5,703)	$ (12,702)
For the computation of diluted net earnings, Weighted number of shares	71,711	45,616	71,236	46,112
For the computation of diluted net earnings, Net loss attributable to equity holders of the Company	$ (21,693)	$ (10,272)	$ (33,820)	$ (12,827)